Note 15 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings before income tax	$ (200,484)	$ 115,202
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	(323,100)	6,854
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 122,616	$ 108,348